UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

6200 The Corners Parkway, Suite 150, Norcross, GA 30092
(Address of principal executive offices) (Zip code)

Michael B. Orkin, 6200 The Corners Parkway, Suite 150, Norcross, Georgia 30092
(Name and address of agent for service)

Registrant’s telephone number, including area code: 678-533-7850

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2005

Item 1.  Schedule of Investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS AS OF 7/31/2005
			Market
		Shares	Value

COMMON STOCKS (LONG POSITIONS)	61.90%

Bldg-Heavy Construction	0.57%
Chicago Bridge & Iron Co		37,800	$1,056,510

Comml Svcs-Advertising	0.67%
Interpublic Group Of Cos *		99,400	$1,242,500

Computer-Data Storage	1.23%
EMC Corp Mass *		165,500	$2,265,695

Computer-Manufacturers	1.40%
Palm Inc *		90,200	$2,574,308

Computer Sftwr-Desktop	1.06%
Adobe Systems Inc *		65,900	$1,953,276

Computer Sftwr-Security	0.94%
Symantec Corp *		79,000	$1,735,630

Cosmetics/Personal Care	1.60%
Gillette Co		55,000	$2,951,850

Elec-Semiconductor Equip	1.03%
Applied Materials Inc		64,900	$1,198,054
Kulicke & Soffa Ind Inc *		71,300	$690,184

Elec-Semiconductor Mfg	2.91%
Freescale Semiconductr Inc *		88,500	$2,258,520
Texas Instruments		97,900	$3,109,304

Elec-Semiconductor Mfg	1.18%
Zoran Corp *		151,100	$2,175,840

Finance-Consumer/Cml Lns	1.14%
SLM Corp		40,800	$2,100,792

Financial Services-Misc	0.35%
CyberSource Corporation *		92,100	$644,700

Food-Dairy Products	2.76%
Dean Foods Company *		142,300	$5,080,110

Food-Misc Preparation	1.68%
Pepsico Inc		40,700	$2,219,371
TreeHouse Foods Inc *		28,460	$870,307

Household-Appliances	1.98%
TurboChef Technologies *		210,900	$3,654,897

Hsehold/Office Furniture	0.58%
Miller Herman Inc		33,400	$1,066,462

Internet-Content	0.70%
Google Inc *		2,300	$661,848
Yahoo! Inc *		18,700	$623,458

Leisure-Gaming/Equip	1.02%
Station Casinos Inc		25,700	$1,887,665

Media-Cable/Satellite Tv	0.77%
XM Satellite Radio Hldg *		39,600	$1,410,948

Media-Diversified	2.05%
Time Warner Inc		221,600	$3,771,632

Media-Radio/Tv	0.89%
Central Euro Media Cl A *		34,000	$1,642,880

Medical-Biomed/Biotech	2.68%
Ligand Pharmaceutical *		144,300	$1,125,540
Serono SA ADR		111,000	$1,871,460
Tanox Inc *		138,700	$1,940,413

Medical-Genetics	2.49%
Genentech Inc *		33,200	$2,965,756
Invitrogen Corp *		19,000	$1,629,630

Medical-Hlth Maint Org	1.19%
UnitedHealth Group Inc		41,800	$2,186,140

Medical-Hospitals	0.98%
LifePoint Hospitals Inc *		38,600	$1,804,936

Oil&Gas-Drilling	2.81%
Diamond Offshore Drilling		41,100	$2,345,166
Ensco International Inc		46,300	$1,869,594
Transocean Inc *		17,000	$959,310

Oil&Gas-Machinery/Equip	1.22%
Hydril *		35,100	$2,252,016

Retail-Clothing/Shoe	2.68%
Dress Barn Inc *		51,100	$1,245,818
Pacific Sunwear Ca Inc *		79,400	$1,936,566
The Wet Seal Inc *		284,000	$1,760,800

Retail-Department Stores	0.83%
Kohls Corp *		27,100	$1,527,085

Retail-Drug Stores	2.89%
CVS Corp		115,400	$3,580,862
Walgreen Company		36,300	$1,737,318

Retail-Major Disc Chains	0.82%
Sears Holdings Corp *		9,800	$1,511,454

Steel-Specialty Alloys	0.48%
Titanium Metals Corp *		13,700	$877,485

Telecom-Fiber Optics	0.31%
JDS Uniphase Corp *		375,400	$566,854

Telecom-Wireless Equip	0.83%
Motorola Inc		72,500	$1,535,550

Tobacco	0.20%
Altria Group Inc		5,400	$361,584

Utility-Electric Power	14.98%
Aquila Inc *		212,000	$788,640
Constellation Energy Grp		38,500	$2,318,085
Dominion Res Inc Va		27,300	$2,016,378
Duke Energy Corp		182,700	$5,396,958
Entergy Corp		57,400	$4,473,756
Exelon Corp		62,200	$3,328,944
FPL Group Inc		50,600	$2,181,872
PG&E Corporation		157,300	$5,919,199
PPL Corporation		19,100	$1,176,178

Total Common Stocks Held Long	61.90%		$114,038,088
(Cost $105,183,883)

Money Market Funds **
Merrill Lunch Short Account MMF		68,587,720	$68,587,720
JPMorgan US Treasury Plus		67,870,368	$67,870,368
Money Market Fund

Total Money Market Funds	74.08%		$136,458,089
(Cost $136,458,089)

Total Investments in Securities	135.98%		$250,496,177
(Cost $241,641,972)

Other Assets less Liabilities	-35.98%		-$66,281,938

Total Net Assets	100.00%		$184,214,239

* Non-income producing security
** A portion of the Money Market Fund assets are
held as collateral for short sales activity.

			Market
		Shares	Value

COMMON STOCKS (SHORT POSITIONS)	-37.04%

Banks-Northeast	-2.16%
Commerce Bancorp Inc NJ		-117,500	-$3,986,775

Banks-Southeast	-3.42%
First Bancorp Hldg Co		-15,000	-$367,800
First Horizon Natl Corp		-96,200	-$3,923,998
Popular Inc		-34,700	-$895,260
W Holding Company Inc		-103,600	-$1,107,484

Banks-Super Regional	-0.97%
BB&T Corp		-19,100	-$798,762
Fifth Third Bancorp		-23,000	-$991,300

Banks-West/Southwest	-0.24%
Greater Bay Bancorp		-16,900	-$443,287

Bldg-Resident/Comml	-0.31%
KB HOME		-7,000	-$573,370

Comml Svcs-Leasing	-0.45%
United Rentals Inc *		-45,000	-$837,000

Computer-Tech Services	-0.69%
Electronic Data Systems		-62,000	-$1,275,340

Elec-Scientific/Msrng	-0.63%
Danaher Corp		-20,800	-$1,153,360

Elec-Semiconductor Equip	-1.40%
Cabot Microelectronics *		-85,500	-$2,570,985

Finance-Consumer/Cml Lns	-0.91%
AmeriCredit Corp *		-62,800	-$1,678,016

Finance-Investment Bkrs	-0.69%
Goldman Sachs Group Inc		-11,800	-$1,268,264

Finance-Investment Mgmt	-0.99%
State Street Corp		-36,800	-$1,830,432

Finance-Mrtg&Rel Svc	-3.89%
Doral Financial Corp		-290,400	-$4,480,872
Fremont General Corp		-109,900	-$2,685,956

Finance-Savings & Loan	-2.98%
Astoria Financial Corp		-64,400	-$1,799,336
Flagstar Bancorp Inc		-200,400	-$3,693,372

Financial Services-Diversified	-2.00%
Financial Select Sector SPDR Fund		-123,400	-$3,693,362

Financial Services-Misc	-2.33%
First Data Corp		-41,800	-$1,719,652
H&R Block Inc		-32,100	-$1,828,416
Investors Finl Srvcs		-21,500	-$740,030

Hsehold/Office Furniture	-1.79%
Furniture Brands Intl		-84,300	-$1,615,188
La-Z-Boy Inc		-125,700	-$1,680,609

Insurance-Prop/Cas/Titl	-1.82%
MGIC Invt Corp		-48,800	-$3,346,704

Internet-E Commerce	-1.09%
Amazon.Com Inc *		-44,400	-$2,005,548

Leisure-Products	-1.45%
Harley Davidson Inc		-50,300	-$2,675,457

Medical-Hospitals	-0.39%
Health Mgmt Assoc Cl A		-30,300	-$721,140

Retail-Clothing/Shoe	-1.22%
Hot Topic Inc *		-131,900	-$2,247,576

Retail-Major Disc Chains	-0.48%
Big Lots Inc *		-68,000	-$881,960

Retail-Miscellaneous	-1.01%
PETsMART Inc		-62,300	-$1,853,425

Retail-Super/Mini Mkts	-1.64%
Albertsons Inc		-142,100	-$3,028,151

Telecom-Equipment	-0.58%
Avaya Inc *		-104,100	-$1,075,353

Transportation-Ship	-0.99%
Frontline Ltd ADR		-26,900	-$1,129,262
General Maritime Corp		-17,700	-$690,123

Transportation-Truck	-0.52%
JB Hunt Trans Svcs Inc		-48,800	-$957,944

Total Securities Sold Short	-37.04%		-$68,250,869
Proceeds ($69,023,120)

* Non-income producing security

Item 2.     Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)          There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

Separate certifications of principal executive and principal financial officers of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALDWELL & ORKIN FUNDS, INC.

By:                  /s/ Michael B. Orkin
Michael B. Orkin
President

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                  /s/ Michael B. Orkin
Michael B. Orkin
President
Date: September 28, 2005

By:                  /s/ Robert H. Greenblatt
Robert H. Greenblatt
Treasurer

Date: September 28, 2005

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)